Prepayments expenses other current assets (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments	$ 57,159	$ 137,128
Advance to suppliers	0	34,030
Rental and other deposits	27,873	21,061
Deferred offering cost	163,461	0
Other current assets	31,931	4,215
Total	$ 280,424	$ 196,434